SHORT-TERM BANK LOAN (Details Narrative)	1 Months Ended		9 Months Ended	12 Months Ended
	Aug. 31, 2020 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Minimum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate			4.84%	4.84%
Maximum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate			6.96%	6.96%
Dongguan Agricultural Bank of China [Member] | Facility Agreement [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity										$ 153,172	¥ 1,000,000
Line of credit outstanding value			$ 157,354	$ 152,607		¥ 1,000,000
Dongguan Agricultural Bank of China [Member] | Facility Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate			4.84%
Dongguan Agricultural Bank of China [Member] | Facility Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate			4.90%
Dongguan Agricultural Bank of China [Member] | Ding Yinping [Member]
Debt Instrument [Line Items]
Line of credit outstanding value				$ 6,596			¥ 41,921
Dongguan Agricultural Bank of China [Member] | New Facility Agreement [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity | $										$ 147,264
Line of credit outstanding value | $					$ 152,607
Line of credit facility, maturity date				Jul. 31, 2021
Dongguan Agricultural Bank of China [Member] | New Facility Agreement [Member] | RMB [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity | ¥											¥ 1,000,000
Line of credit outstanding value | ¥									¥ 1,000,000
Dongguan Agricultural Bank of China [Member] | New Facility Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate				434.00%
Dongguan Agricultural Bank of China [Member] | New Facility Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate				4.90%
Dongguan Agricultural Commercial Bank [Member] | Facility Agreement [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity | $		$ 212,334
Line of credit outstanding value | $					$ 211,868
Line of credit facility, interest rate		6.96%
Line of credit facility, maturity month year					2020-09
Dongguan Agricultural Commercial Bank [Member] | Facility Agreement [Member] | RMB [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity | ¥												¥ 1,500,000
Line of credit outstanding value | ¥									¥ 1,500,000
Webank [Member] | Facility Agreement [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity | $	$ 88,358
Webank [Member] | Facility Agreement [Member] | RMB [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity | ¥								¥ 600,000
Webank [Member] | Facility Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate	16.20%
Webank [Member] | Facility Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate	16.29%